Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Accumulated other compre-hensive (losses) income [Member] USD ($)	Accumulated other compre-hensive (losses) income [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)
Beginning balance at Dec. 31, 2011		¥ 597,752		¥ 770		¥ 1,000,958		¥ (16,445)		¥ (387,531)
Beginning balance, Shares at Dec. 31, 2011 | shares			9,017,310	9,017,310
Net income (loss)		2,931								2,931
Foreign currency translation adjustment		(3,548)						(3,548)
Ending balance at Dec. 31, 2012		597,135		¥ 770		1,000,958		(19,993)		(384,600)
Ending balance, Shares at Dec. 31, 2012 | shares			9,017,310	9,017,310
Net income (loss)		9,938								9,938
Foreign currency translation adjustment		(14,217)						(14,217)
Unrealized gain (loss) on available-for-sale securities		7,041						7,041
Ending balance at Dec. 31, 2013		599,897		¥ 770		1,000,958		(27,169)		(374,662)
Ending balance, Shares at Dec. 31, 2013 | shares			9,017,310	9,017,310
Net income (loss)	$ (402)	(2,490)								(2,490)
Foreign currency translation adjustment	1,826	11,328						11,328
Unrealized gain (loss) on available-for-sale securities	(222)	(1,377)						(1,377)
Ending balance at Dec. 31, 2014	$ 97,888	¥ 607,358	$ 124	¥ 770	$ 161,325	¥ 1,000,958	$ (2,775)	¥ (17,218)	$ (60,786)	¥ (377,152)
Ending balance, Shares at Dec. 31, 2014 | shares			9,017,310	9,017,310